Equity Incentive Plan	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan
9.	Equity Incentive Plan

Our board of directors has adopted an equity incentive plan, which we refer to as the Equity Incentive Plan, under which directors, officers and employees of us and our subsidiaries, as well as employees of affiliated companies are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common shares. We reserved a total of 7,012,391 common shares, which includes an additional 2,150,370 common shares that our board of directors reserved for issuance under the plan on February 21, 2014, common shares for issuance under the Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in the Equity Incentive Plan. Our Equity Incentive Plan is administered by our Compensation Committee.

Under the terms of the plan, stock options and stock appreciation rights granted under the plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.

The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator.

Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.

Our board of directors may amend or terminate the plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the plan will expire ten years from the date the plan is adopted.

On September 30, 2013, we granted an aggregate of 2,775,000 restricted shares to officers and employees. Of this total, 1,395,000 restricted shares vest in three equal installments on July 27, 2015, July 27, 2016 and July 27, 2017. The remaining 1,380,000 restricted shares vest in three equal installments on September 30, 2015, September 30, 2016 and September 30, 2017. The aggregate fair value of these awards is $26,918, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On November 6, 2013, we granted 1,380,000 restricted shares to officers and employees of the Company. These restricted shares vest in three equal installments on November 6, 2015, November 6, 2016 and November 6, 2017. The fair value of these awards was $13,289, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On December 17, 2013, we granted 707,020 restricted shares to officers, members of the board of directors and employees of the Company. Of these restricted shares, 617,020 restricted shares vest in three equal installments on December 17, 2015, December 17, 2016 and December 17, 2017 and 90,000 restricted shares vest in three equal installments on December 17, 2014, December 17, 2015 and December 17, 2016. The fair value of these awards was $6,780, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On February 21, 2014, we granted 2,080,370 restricted shares to officers, members of the board of directors, employees of the Company and certain employees of the Scorpio Group (see Note 13). Of these restricted shares, 1,990,370 restricted shares vest in three equal installments on February 21, 2016, February 21, 2017 and February 21, 2018 and 90,000 restricted shares vest in three equal installments on February 21, 2015, February 21, 2016 and February 21, 2017. The fair value of these awards was $19,410, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On May 20, 2014, we granted 68,000 restricted shares to certain employees of the Scorpio Group. These restricted shares vest in three equal installments on February 21, 2016, February 21, 2017 and February 21, 2018.

The fair value of these awards was $590, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

A summary of activity for restricted stock awards during the period September 30, 2014 is a follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and nonvested December 31, 2013	4,862,020	$9.66
Granted	2,148,370	9.31
Vested	—	—
Forfeited	—	—
Outstanding and nonvested September 30, 2014	7,010,390	$9.56

The following table summarizes the amortization, which will be included in general and administrative expenses, of all of the Company’s restricted stock grants as of September 30, 2014:

Restricted Stock Grant Date	2014*	2015	2016	2017	2018	Total
September 30, 2013	$2,542	$8,456	$4,330	$1,506	$—	$16,834
November 6, 2013	1,209	4,463	2,367	940	—	8,979
December 18, 2013	661	2,335	1,221	474	—	4,691
February 21, 2014	1,819	6,976	4,172	1,854	220	15,041
May 20, 2014	59	235	140	62	7	503
Total by year	$6,290	$22,465	$12,230	$4,836	$227	$46,048

* Represents the period from October 1, 2014 to December 31, 2014

For the nine months ended September 30, 2014, we incurred $17,579 of compensation cost relating to the amortization of restricted stock awards.